Financial Instruments and Financial Risk Management - Disclosure of Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 5,750	$ 3,300
Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	2,110	2,255
Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	2,016	3,051
Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,656	2,148
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	2,110	2,255
Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	360	903
Lease Liabilities [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Lease Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	360	903
Payables and Accrued Liabilities [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Payables and Accrued Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,656	2,148
Warrant Liability [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	2,110	2,255
Warrant Liability [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash Equivalents [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	9,876	8,606
Financial Assets At Amortised Cost Category [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	9,182	7,838
Financial Assets At Amortised Cost Category [Member] | Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	336	404
Financial Assets At Amortised Cost Category [Member] | Restricted Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	358
Financial Assets At Amortised Cost Category [Member] | Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		364
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	9,182	7,838
Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	336	404
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 358
Restricted Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 364